Commitments and Contingencies (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2020 location
Lessee Disclosure [Abstract]
Lease commitment			$ 18,630
Massachusetts Biomedical Initiatives, Inc. ("MBI")
Lessee Disclosure [Abstract]
Real estate (in sq ft) | ft²	2,484
Rent payments (per month)		$ 6,521	$ 6,210
Terms of agreement	1 year
Option to extend	true
Notice period for cancelation of lease	90 days
Massachusetts Biomedical Initiatives, Inc. ("MBI") | Operating Expense
Lessee Disclosure [Abstract]
Rent payments (per month)	$ 3,105
Additional amount for allocated share of operating expenses per square foot	$ 15
Pagliuca Harvard Life Lab
Lessee Disclosure [Abstract]
Number of laboratory bench rented | location				1